INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Direct smelting ore and stockpile ore	$ 1,916	$ 1,138
Concentrate inventory	4,536	4,368
Total stockpile and concentrate	6,452	5,506
Material and supplies	3,316	2,924
Total inventories	$ 9,768	$ 8,430